HEDGE ACCOUNTING - Textual (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Other financial liabilities, hedge net foreign investment				$ 349	$ 311
Reclassification adjustments on cash flow hedges, net of tax	$ (8,273)	$ (2,760)	$ 11,870
Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Percentage of hedging effectiveness				80.00%
Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Percentage of hedging effectiveness				125.00%
Hedges of net investment in foreign operations [member] | Multi financial holding and other subsidiaries and branches [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds issued designated as hedging instruments				$ 620	$ 585